Reportable Segments Lake Charles LNG Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 55,691	$ 48,335	$ 16,964
Investment in Lake Charles LNG [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									$ 216	$ 216	$ 166